Annual Fund Operating Expenses	Feb. 26, 2026
Miller Convertible Bond Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.54%
Miller Convertible Bond Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.04%
Miller Convertible Bond Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.04%
Miller Intermediate Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Miller Intermediate Bond Fund | Miller Intermediate Bond Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	0.99%
Miller Market Neutral Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Miller Market Neutral Income Fund | Miller Market Neutral Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.36%
Component2 Other Expenses	0.44%
Expenses (as a percentage of Assets)	2.05%
Fee Waiver or Reimbursement	(0.39%)	[2]
Net Expenses (as a percentage of Assets)	1.66%

[1]	Wellesley Asset Management, Inc. (“Wellesley” or the “Advisor”), the Fund’s advisor, has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund until February 28, 2027, to the extent necessary to limit the Total Annual Fund Operating Expenses After Advisory Fee Waiver and/or Expense Reimbursement (subject to the following exclusions) to the annualized rate of 0.99% of the average daily net assets attributable to Class I (the “Expense Limitation”). The Expense Limitation will exclude (not limit) interest charges on borrowings, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, and extraordinary expenses not incurred in the ordinary course of the Fund’s business (e.g., litigation, indemnification). The expense limitation agreement provides that Wellesley may recoup from the Fund if the Total Annual Fund Operating Expenses After Advisory Fee Waiver and/or Expense Reimbursement fall below the Expense Limitation during the 36 month period following such waiver or reimbursement, provided the Fund is able to effect recoupment while remaining in compliance with the Expense Limitation. This agreement may be terminated upon a writing duly executed by the Advisor and the trust.
[2]	Wellesley Asset Management, Inc. (“Wellesley” or the “Advisor”), the Fund’s advisor, has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund until February 28, 2027, to the extent necessary to limit the Total Annual Fund Operating Expenses After Advisory Fee Waiver and/or Expense Reimbursement (subject to the following exclusions) to the annualized rate of 1.30% of the average daily net assets attributable to Class I (the “Expense Limitation”). The Expense Limitation will exclude (not limit) interest charges on borrowings, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, and extraordinary expenses not incurred in the ordinary course of the Fund’s business (e.g., litigation, indemnification). The expense limitation agreement provides that Wellesley may recoup any amount reimbursed if the Total Annual Fund Operating Expenses After Advisory Fee Waiver and/or Expense Reimbursement fall below the Expense Limitation during the 36 month period following such waiver or reimbursement, provided the Fund is able to effect recoupment while remaining in compliance with the Expense Limitation. This agreement may be terminated upon a writing duly executed by the Advisor and the trust.